Related Party Transactions - Compensation to Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 19	$ 14
Share-based compensation	53	9
Post-employment benefits	3	3
Termination benefits	23
Total	$ 98	$ 26